November 16, 2016

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-1520

Re:	PIMCO Equity Series (the “Trust” or “Registrant”) (File Nos. 333-164077 and 811-22375)

Ladies and Gentlemen:

On behalf of the Trust, enclosed for filing via the EDGAR system pursuant to Rule 485(b) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 44 (“PEA 44”) to the Registrant’s Registration Statement on Form N-1A (“Registration Statement”) under the 1933 Act and Amendment No. 46 to the Registration Statement under the Investment Company Act of 1940, as amended. PEA 44 is being made for the sole purpose of furnishing, as Exhibit 101, information in interactive data format relating to the Trust’s prospectuses for each of the following classes: the Institutional Class, Class P, Administrative Class, Class D, Class A, Class C and Class R, the related official filing for which was submitted to the Commission on October 28, 2016.

We hereby represent that this Post-Effective Amendment does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b) under the 1933 Act.

No fee is required in connection with this filing. If you have any questions relating to this filing, please do not hesitate to contact the undersigned at 949.467.8369.

Sincerely,

/s/ Wu-Kwan Kit
Wu-Kwan Kit